Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of summarizes the activity related to RSU
		Weighted
	Restricted	Average
	Stock	Grant Date
	Units	Fair Value
Balance at January 1, 2021	-	$-
Granted	2,346,381	$6.54
Balance at June 30, 2021	2,346,381	$6.54

Schedule of summarizes the activity related to RSU
PSU Type	Balance of PSUs at January 01, 2021	Units Granted	Weighted Average grant date fair value	Balance of PSUs at June 30, 2021
PSUs subject to Net Revenue	-	498,000	$8.02	498,000
PSUs subject to Cash Flow	-	124,500	$6.04	124,500
Total	-	622,500		622,500